INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2023
INTANGIBLE ASSETS, NET
Schedule of intangible assets, net

	As at December 31
	2022	2023	2023
	RMB	RMB	US$
Customer relationships	10,449	10,449	1,472
Software	106,071	183,526	25,849
Capitalized internal use software in progress	44,423	1,381	194
	160,943	195,356	27,515
Less: accumulated amortization	(85,390)	(102,183)	(14,392)
	75,553	93,173	13,123

Schedule of estimated amortization expense relating to existing intangible assets

	RMB	US$
2024	26,517	3,735
2025	20,317	2,862
2026	20,284	2,856
2027	15,436	2,174
2028	10,619	1,496
	93,173	13,123